SEGMENTED INFORMATION - Reconciliation of FFO to Equity Accounted Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [abstract]
Consolidated equity accounted income	$ 2,498	$ 1,088
Non-FFO items from equity accounted investments	(143)	(1,284)
FFO from equity accounted investments	$ 2,641	$ 2,372